Stock-Based Compensation Plans Annual Incentive Plan (Details) - USD ($) $ in Thousands				12 Months Ended
	Oct. 12, 2016	Oct. 14, 2015	Oct. 15, 2014	Aug. 27, 2016	Aug. 29, 2015	Aug. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 3,293	$ 3,097	$ 3,386
Annual Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				1,467	454	2,600
Annual Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares awarded		7,914	40,495
Payments for the purchase of common stock (in shares)		(3,511)	(20,638)
Restricted shares issued		4,403	19,857
Deferred Compensation, Share-based Payments [Member] | Annual Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense				$ 489	$ 157	$ 866
Subsequent Event [Member] | Annual Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares awarded	17,532
Payments for the purchase of common stock (in shares)	(8,412)
Restricted shares issued	9,120